CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed statements of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities	$ 1,601,481	$ (31,213,199)	$ (3,393,204)
Cash Flows from Investing Activities:
Net Cash (Used in) Provided by Investing Activities	(3,777,782)	(6,414,339)	1,244,612
Cash Flows from Financing Activities:
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs		26,507,760
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs		4,154,987
Issuance of units pursuant to a private placement, net of issuance costs		9,852,486
Net Cash Provided by Financing Activities	295,765	36,085,744	772,373
Effect of exchange rate changes on cash and cash equivalents	(323,238)	152,389	631,527
Net (decrease) increase in cash, cash equivalents and restricted cash	(2,203,774)	(1,389,405)	(744,692)
Cash, cash equivalents and restricted cash at beginning of year	8,882,851	10,272,256	11,016,948
Cash, cash equivalents and restricted cash at end of year	6,679,077	8,882,851	10,272,256
Parent Company
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities	(706,913)	(824,929)	26
Cash Flows from Investing Activities:
Loans made to subsidiaries	(500,000)	(38,300,000)
Net Cash (Used in) Provided by Investing Activities	(500,000)	(38,300,000)
Cash Flows from Financing Activities:
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs		26,597,919
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs		4,154,987
Issuance of units pursuant to a private placement, net of issuance costs		9,852,486
Net Cash Provided by Financing Activities		40,605,392
Effect of exchange rate changes on cash and cash equivalents	(21,907)	127,317
Net (decrease) increase in cash, cash equivalents and restricted cash	(1,228,820)	1,607,780	26
Cash, cash equivalents and restricted cash at beginning of year	1,607,807	27	1
Cash, cash equivalents and restricted cash at end of year	$ 378,987	$ 1,607,807	$ 27